CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Schedule of contract liabilities
	December 31, 2023	December 31, 2022
Balance at the beginning of the year	622	475
Expenses recognition in the period, net	819	540
Currency translation adjustments	279	(393)
Balance at the end of the year	$1,720	$622